Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	Jayud Global Logistics Limited
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Form 6-K/A of Jayud Global Logistics Limited (the “Company”) amends the Company’s report on Form 6-K (the “Original 6-K”) furnished with the U.S. Securities and Exchange Commission (the “SEC”) on October 25, 2024, which provided results for the six months ended June 30, 2024 in connection with the unaudited interim condensed consolidated financial statements as of and for the six months ended June 30, 2024. This Form 6-K/A amends the Original 6-K to include an unaudited condensed consolidated statement of changes in equity, an unaudited condensed consolidated statements of cash flows, and notes to the unaudited condensed consolidated financial statements of the Company. This Form 6-K/A also includes as Exhibit 99.2 the Management’s Discussion and Analysis of Financial Condition and Results of Operations related to the interim financial statements. In addition, this Form 6-K/A includes the interactive data file as Exhibit 101, which provides the unaudited condensed consolidated financial statements of the Company formatted in XBRL (eXtensible business reporting language).The Form 6-K/A and the exhibits to the Form 6-K/A are hereby incorporated by reference into the Company’s registration statement on Form F-3, as amended (File No. 333- 280010), and shall be a part thereof from the date on which this report is furnished, to the extent not superseded by documents or reports subsequently filed or furnished.
Entity Central Index Key	0001938186
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-41656